Notes payable - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 USD ($)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | ¥	¥ 5,062	¥ 5,175
Senior Notes [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | $			$ 800